Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2020	$ 85,463,642	$ 27,810,586	$ 23,952	$ (117,485,522)	$ (4,187,342)
Beginning Balance (Shares) at Oct. 31, 2020					402,552,453
Private placements of shares for cash	840,564				$ 840,564
Private placements of shares for cash (Shares)					17,573,429
Convertible debentures converted into common shares	511,630				$ 511,630
Convertible debentures converted into common shares (Shares)					15,611,852
Shares issued on settlement of accounts payable					$ 0
Shares issued on settlement of accounts payable (Shares)					0
Expiry of convertible debenture conversion option		26,752	(26,752)
Renewal of convertible debentures			16,804		$ 16,804
Stock-based compensation		360,044			360,044
Net loss and comprehensive loss				(1,012,978)	(1,012,978)
Ending Balance at Oct. 31, 2021	86,815,836	28,197,382	14,004	(118,498,500)	$ (3,471,278)
Ending Balance (Shares) at Oct. 31, 2021					435,737,734
Private placements of shares for cash	207,588				$ 207,588
Private placements of shares for cash (Shares)					5,012,450
Share issuance costs	(25,591)				$ (25,591)
Convertible debentures converted into common shares	764,432				$ 764,432
Convertible debentures converted into common shares (Shares)					26,443,820
Shares issued on settlement of accounts payable	22,460				$ 22,460
Shares issued on settlement of accounts payable (Shares)					413,674
Expiry of convertible debenture conversion option		1,258,388	(1,258,388)
Renewal of convertible debentures			(2,037,524)		$ 2,037,524
Stock-based compensation		41,484			41,484
Net loss and comprehensive loss				(2,287,095)	(2,287,095)
Ending Balance at Oct. 31, 2022	87,784,725	27,459,730	793,140	(120,785,595)	$ (4,748,000)
Ending Balance (Shares) at Oct. 31, 2022					467,607,678
Private placements of shares for cash	535,525				$ 535,525
Private placements of shares for cash (Shares)					9,864,500
Share issuance costs	(25,586)				$ (25,586)
Convertible debentures converted into common shares	1,742,226		(85,804)		$ 1,656,422
Convertible debentures converted into common shares (Shares)					30,346,660
Exercise of stock options	434,822	(220,682)			$ 214,140
Exercise of stock options (Shares)					2,550,000
Expiry of stock options	(75,033)			75,033
Shares issued on settlement of accounts payable					$ 0
Shares issued on settlement of accounts payable (Shares)					0
Expiry of convertible debenture conversion option		793,139	(793,139)
Renewal of convertible debentures		(3,306,276)	3,306,276
Stock-based compensation		217,965			$ 217,965
Net loss and comprehensive loss				(2,691,670)	(2,691,670)
Ending Balance at Oct. 31, 2023	$ 90,471,712	$ 24,868,843	$ 3,220,473	$ (123,402,232)	$ (4,841,204)
Ending Balance (Shares) at Oct. 31, 2023					510,368,838